Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies VI Fund
Class Name	Class I Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-10-fund. You can also contact us at (855) 979-6060. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-10-fund
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest US Large Cap 10% Buffer Strategies VI Fund, Class I Shares	$ 54.64 ¹	1.05%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

Expenses Paid, Amount	$ 54.64
Expense Ratio, Percent	1.05%
Net Assets	$ 690,000
Holdings Count | Holdings	48
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Class Statistics (as of June 30, 2024 )

Net Assets (Millions)	$ 0.69
Number of Holdings	48
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2024 ) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	99.43%
Money Market Fund	4.33%
Options Written	- 3.72%

Material Fund Change [Text Block]

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies VI Fund
Class Name	Class I Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-20-fund. You can also contact us at (855) 979-6060. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-20-fund
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest US Large Cap 20% Buffer Strategies VI Fund, Class I Shares	$ 53.65¹	1.05%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

Expenses Paid, Amount	$ 53.65
Expense Ratio, Percent	1.05%
Net Assets	$ 60,000.00
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Class Statistics (as of June 30, 2024 )

Net Assets (Millions)	$ 0.06
Number of Holdings	44
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2024 ) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	103.51%
Money Market Fund	4.55%
Options Written	- 7.38%

Material Fund Change [Text Block]

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies VI Fund
Class Name	Class Y Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-20-fund. You can also contact us at (855) 979-6060. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-20-fund.
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y Shares	$ 40.90¹	0.80%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

Expenses Paid, Amount	$ 40.90
Expense Ratio, Percent	0.80%
Net Assets	$ 580,000
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Class Statistics (as of June 30, 2024 )

Net Assets (Millions)	$ 0.58
Number of Holdings	44
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2024 ) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	103.51%
Money Market Fund	4.55%
Options Written	- 7.38%

Material Fund Change [Text Block]

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies VI Fund
Class Name	Class Y Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-10-fund. You can also contact us at (855) 979-6060. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-10-fund
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y Shares	$ 41.66¹	0.80%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

Expenses Paid, Amount	$ 41.66
Expense Ratio, Percent	0.80%
Net Assets	$ 3,250,000
Holdings Count | Holdings	48
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Class Statistics (as of June 30, 2024 )

Net Assets (Millions)	$ 3.25
Number of Holdings	48
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2024 ) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	99.43%
Money Market Fund	4.33%
Options Written	- 3.72%

Material Fund Change [Text Block]

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.